BUSINESS DESCRIPTION (Details)				12 Months Ended
	Jan. 01, 2018 CNY (¥) agreement ¥ / shares	Jan. 01, 2018 USD ($)	Nov. 01, 2016 item agreement	Mar. 31, 2018 CNY (¥) agreement	Mar. 31, 2018 USD ($)	Mar. 31, 2018 USD ($) agreement	Jan. 01, 2018 USD ($) agreement	Aug. 28, 2017 item
BUSINESS DESCRIPTION
Number of equity pledge agreements			3
Number of exclusive option agreements			3
Number of loan agreements	3		3	2		2	3
Term of the loan (in years)			10 years
Number of power of attorney documents | item			3
Aggregate amount of loans to shareholders of Wusu Company	¥ 30,000,000						$ 4,500,000
Wusu Company
BUSINESS DESCRIPTION
Number of shareholders | item								3
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE") | Wusu Company
BUSINESS DESCRIPTION
Term of the loan (in years)	10 years	10 years
Purchase price of exclusive option | ¥ / shares	¥ 10
Threshold value to enter into material contracts without the consent of the shareholders	¥ 100,000	$ 15,942
Equity interest held by foreign investor (as a percent)	100.00%						100.00%
Hexin E-Commerce | Wusu Company
BUSINESS DESCRIPTION
Ownership percentage in subsidiary								70.00%
Ownership interest held by Non-controlling interest shareholders				70.00%		70.00%
Mr.Wu | Wusu Company
BUSINESS DESCRIPTION
Ownership interest held by Non-controlling interest shareholders								5.00%
Mr.Ming Jia | Wusu Company
BUSINESS DESCRIPTION
Ownership interest held by Non-controlling interest shareholders								25.00%
Hexin E-Commerce | Wusu Company
BUSINESS DESCRIPTION
Amount contributed				¥ 70,000,000	$ 11,200,000
Two shareholders | Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE")
BUSINESS DESCRIPTION
Aggregate amount of loans to shareholders of Wusu Company				¥ 30,000,000		$ 4,500,000
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE") | shareholders of Wusu Company
BUSINESS DESCRIPTION
Aggregate amount of loans to shareholders of Wusu Company	¥ 100,000,000						$ 15,100,000
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE") | Hexin E-Commerce
BUSINESS DESCRIPTION
Aggregate amount of loans to shareholders of Wusu Company	70,000,000						$ 10,600,000
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE") | Two shareholders
BUSINESS DESCRIPTION
Aggregate amount of loans to shareholders of Wusu Company | ¥	¥ 30,000,000
Hexindai Hong Kong Limited ("HK Hexindai")
BUSINESS DESCRIPTION
Ownership percentage in subsidiary				100.00%		100.00%
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE")
BUSINESS DESCRIPTION
Ownership percentage in subsidiary				100.00%		100.00%